SHARE-BASED COMPENSATION - RSUs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Options converted to RSUs	14,886,359
Restricted Stock Units (RSUs) [Member]
SHARE-BASED COMPENSATION
Options converted to RSUs	14,886,359
Number of Restricted Stock
Granted	2,591,584
Exchanged and converted from Options	1,076,499
Forfeited	(437,135)
Balance as of the end of the period	3,230,948
Share-based compensation	$ 4,042,690	$ 0
Restricted Stock Units (RSUs) [Member] | Management [Member]
SHARE-BASED COMPENSATION
Vesting period	3 years
Number of Restricted Stock
Exchanged and converted from Options	2,591,584